SECURIAN FUNDS TRUST

(the “Trust”)

Supplement dated August 15, 2024 to Prospectus of Securian Funds Trust, dated May 1, 2024 (the “Prospectus”), and the Statement of Additional Information of Securian Funds Trust, dated May 1, 2024 (the “SAI”).

Current Trustees and Executive Officers of the Trust

Linda L. Henderson retired as an Independent Trustee of the Board of Trustees (the “Board”) of the Trust effective as of the adjournment of the meeting of the Board held on July 25, 2024. Accordingly, all references to Ms. Henderson as either a trustee or Independent Trustee of the Trust are removed in their entirety from the Prospectus and SAI.

As part of a planned transition of the Chief Compliance Officer (“CCO”) position, at the meeting of the Board held on July 25, 2024, Paul J. Thibodeaux, Senior Vice President and CCO of Securian Asset Management, Inc. (“Securian AM”) and CCO and Secretary of the Trust, announced his plan to resign from his CCO positions with Securian AM and the Trust, each effective as of August 3, 2024. Jessica L. Parrucci was subsequently appointed as Vice President and Chief Compliance Officer of Securian AM, and designated by the Board as CCO of the Trust, each effective as of August 3, 2024. Mr. Thibodeaux remains the Secretary of the Trust.

Accordingly, the section and table captioned as “Current Trustees and Executive Officers” beginning on page 52 and continuing through page 57 of the SAI is restated in its entirety as follows:

Current Trustees and Executive Officers. Set forth in the following table are the names and certain biographical information on each current Trust trustee and certain Trust officers. Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the trustees is a director or trustee of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each trustee oversees all eleven Funds in the Trust and serves for an indefinite term, until his or her resignation, death or removal.

Name, Address[1] and Age	Position with Trust and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held During Past 5 Years by Trustee

Independent Trustees
Julie K. Getchell Age 69	Trustee since October 21, 2011	Retired; held various senior financial positions at Cargill and its investment affiliates from 2005 to 2012; served as Chief Financial Officer, and later as a Chief Operating Officer of Insight Investment, Inc. from 1991 to 2000; Chartered Financial Analyst; Certified Public Accountant (inactive)	None

Name, Address[1] and Age	Position with Trust and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held During Past 5 Years by Trustee

Brian E. Gustafson Age 56	Trustee since October 27, 2022	Managing Director, Investments Tonkawa, from 2001 to present; Chartered Financial Analyst	None

Wan-Chong Kung Age 64	Trustee since October 27, 2022	Retired; Portfolio Manager, Nuveen Asset Management, LLC, from 2011-2019	Federal Home Loan Bank of Des Moines, 2022-present; Trust for Advised Portfolios, 2020-present

Interested Trustee
David M. Kuplic Age 66	Trustee since October 27, 2016	Retired; President and Director, Securian Asset Management, Inc. from November 2017 to June 2021; Senior Vice President, Securian Group, Inc. from June 2007 to June 2021; Senior Vice President, Minnesota Life Insurance Company from June 2007 to June 2021; Senior Vice President, Securian Life Insurance Company from June 2007 to June 2021	None

Other Executive Officers[3]
Suzette L. Huovinen Age 48	President since October 28, 2023	Director, President and CEO, Securian Asset Management, lnc., since January 2023; Senior Vice President, Securian Financial Group, Inc. since 2019; Senior Vice President, Minnesota Life Insurance Company, since 2019; Senior Vice President, Securian Life Insurance Company, since 2019; President and CEO , Canadian Premier Life Insurance Company, from 2019 to 2022; President and CEO Canadian Premier General Premier General Insurance Company, from 2019 to 2022; Vice President, Chief Actuary and Chief Risk Officer, Securian Financial Group, Inc., from 2015 to 2019	None

Name, Address[1] and Age	Position with Trust and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held During Past 5 Years by Trustee

Kevin L. Ligtenberg Age 48	Vice President and Treasurer since August 1, 2021	Vice President, Director of Investment Operations, Securian Asset Management, Inc. since August 2021; Director of Investment Operations, Securian Asset Management, Inc. from May 2021 to July 2021; Manager of Investment Operations, Securian Asset Management, Inc. from March 2013 to May 2021	None

Christopher B. Owens Age 46	Vice President since January 30, 2020	Vice President - Individual Solutions Distribution, since January, 2024; Second Vice President – Retail Life and Annuity Sales from June 2018 to January 2024; National Sales Vice President – Retail Life and Annuity Sales, from October 2022 to June 2018, each of Securian Financial Group, Inc.	None

Paul J. Thibodeaux Age 44	Secretary since March 31, 2021	Director, Law – Securities and Individual Solutions, Securian Financial Group Inc., since August, 2024; Senior Vice President, Chief Compliance Officer, Securian Asset Management, Inc., from August, 2023 to August, 2024; Vice President, Assistant General Counsel, Securian Asset Management, Inc. from June, 2022 to August, 2023; Senior Investment Counsel, Securian Asset Management, Inc. from January, 2018 to May 2022; Attorney, Gray Plant Mooty from 2014 to 2018	None

(1)	Unless otherwise noted, the address of each trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.
(2)	Dates reflect when the person became a director or officer of Advantus Series Fund, the predecessor to the Trust.
(3)	Although not a corporate officer of the Trust, Jessica L. Parrucci, born in 1982, has served as the Trust’s Chief Compliance Officer since August 2024.

Each of the current members of the Board was nominated by the Trust’s Governance Committee pursuant to the Guidelines. In addition to having an excellent reputation in the community, each is literate in business and financial matters as they relate to investment companies but in different ways that contribute to the board’s diversity and strength.

Ms. Getchell’s professional experience with financial and investment matters, including as the Chief Financial Officer of several financial firms and with some of the largest asset management firms in the United States, enables her to provide valuable insight and experience regarding both internal and external issues facing mutual funds and their managers. Her experiences also allow her to serve as the Trust’s designated Audit Committee Financial Expert.

Mr. Gustafson’s professional experience with financial, investment, and governance matters, including as a managing director and an institutional portfolio manager for a closely-held investment enterprise, enables him to provide valuable expertise regarding the financial performance of the Trust’s portfolios, as well as the governance and functions of the Trust.

Ms. Kung’s professional experience with financial and investment matters, including as a portfolio manager for bond mutual funds and institutional total return accounts for several leading investment firms, enables her to provide valuable expertise regarding the investment management and mutual fund industries, respectively, and the financial performance of the Trust’s investment portfolios.

Mr. Kuplic’s investment management experience, including in his previous roles as President and Director of Securian AM, from November 2017 to June 2021, Executive Vice President and Director of Securian AM, from July 2007 to November 2017, and President of the Trust, from July 2011 to February 2024, has given him intimate familiarity with the Trust, its Funds, and their operations and enables him to provide valuable perspective on investment management and fund administration.

Please retain this supplement for future reference.

F107213 08-2024